Interim Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)
Ordinary shares. authorized	1,000,000,000	1,000,000,000
Ordinary shares, issued	322,508,606	312,760,305
Ordinary shares, outstanding	322,508,606	312,760,305